SCHEDULE OF ACTIVITY OF STOCK OPTIONS (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares		12 Months Ended
	Sep. 15, 2023	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Options, Outstanding, Balance		3,000
Weighted Average Exercise Price, Balance
Stock Options, Granted	3,000	142,070	3,000
Weighted Average Exercise Price, Granted	$ 7.00	$ 3.04	$ 7.00
Stock Options, Forfeited		(860)
Weighted Average Exercise Price, Forfeited		$ (5.50)
Stock Options, Outstanding, Balance		144,210	3,000
Weighted Average Exercise Price, Balance		$ 3.11
Stock Options, Exercisable		93,456
Weighted Average Exercise Price, Exercisable		$ 3.56